INTANGIBLE ASSETS, NET	3 Months Ended
Mar. 31, 2026
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 6: INTANGIBLE ASSETS, NET

Intangible assets, net

Identifiable intangible assets consist of the following at March 31, 2026:

	Weighted Average
	Remaining Amortization		Accumulated
	Period (years)	Gross Amount	Amortization	Net Amount
Customer relationships	12.4	$1,441,045	(1,070,234)	$370,811
Trade name	4.9	868,355	(661,197)	207,158
Noncompetition agreement	0.9	91,167	(85,237)	5,930
Intellectual property	0.0	15,862	(15,862)	—
Intangible assets: Proprietary technology	6.6	864,000	(51,429)	812,571
Internally developed software	2.7	740,018	(343,398)	396,620
Intangible assets: Patent	8.3	19,324	(8,696)	10,628
Developed technology	3.4	440,530	(173,861)	266,669
Total intangible assets, net		$4,480,301	$(2,409,914)	$2,070,387

Identifiable intangible assets consist of the following at December 31, 2025:

	Weighted Average
	Remaining Amortization		Accumulated
	Period (years)	Gross Amount	Amortization	Net Amount
Customer relationships	12.7	$1,445,244	(1,020,533)	$424,711
Trade name	5.0	868,355	(634,917)	233,438
Noncompetition agreement	1.1	91,167	(83,537)	7,630
Intellectual property	0.0	15,862	(15,862)	—
Intangible assets: Proprietary technology	6.8	864,000	(20,571)	843,429
Internally developed software	3.0	676,895	(331,559)	345,336
Intangible assets: Patent	8.5	19,324	(8,374)	10,950
Developed technology	3.6	440,530	(123,466)	317,064
Total intangible assets, net		$4,421,377	$(2,238,819)	$2,182,558

Intangible assets are amortized over their estimated useful lives of 3 to 25 years using the straight-line method. Amortization expense was approximately $108,000 and $54,000 for the three months ended March 31, 2026 and 2025, respectively. Amortization expense over the next five years and thereafter is as follows:

Years ending December 31,	Amount
2026 (nine months)	$436,133
2027	426,362
2028	380,961
2029	255,447
2030	187,350
Thereafter	384,134
Total	$2,070,387

The above amounts do not include $160,400 of capitalized costs for internally developed software that are still in the development stage and not yet subject to amortization.